Finance Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finance Expense [Abstract]
Interest expense	$ (87.8)	$ (105.0)	$ (90.7)
Capitalized interest	16.6	24.2	18.3
Total finance expense	$ (71.2)	$ (80.8)	$ (72.4)